Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of changes in goodwill

	2022	2021
Carrying Value, Beginning of Year	3,473	2,272
Goodwill Recognized (Note 5)	—	1,289
Goodwill Disposed of or Reclassified to Assets Held for Sale (Note 5 and Note 18)	(550)	(88)
Carrying Value, End of Year	2,923	3,473
The carrying amount of goodwill is allocated to the following CGUs:

As at December 31,	2022	2021
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	651	651
Sunrise (Note 5)	—	550
	2,923	3,473